UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703)837-0150

Signature, Place, and Date of Signing:

	November 13, 2000		John W. Fisher			Alexandria, Virginia
	[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	164

Form 13F Information Table Value Total:	$337,891,250.00

List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Wilson/Bennett Capital Management, Inc.
PORTFOLIO APPRAISAL
Master Portfolio Listing
September 30, 2000




KIMBERLY CLARK CORP.      com          125        494368103       $6,977.00        125   SOLE
KINARK                    com         7000        49447410        $7,875.00       7000   SOLE
LL&E ROYALTY TRUST UBI    com          165        502003106         $670.00        165   SOLE
LUCENT TECHNOLOGIES       com        22586        549463107     $690,285.00      22586   SOLE
MANAGED HIGH INCOME       com           11        56166C105          $96.00         11   SOLE
MAY DEPARTMENT STORES     com           90        577778103       $1,845.00         90   SOLE
MCDONALDS CORPORATION     com         1050        580135101      $31,697.00       1050   SOLE
MERCK                     com        17398        589331107   $1,295,064.00      17398   SOLE
MERRILL LYNCH & CO INC    com         1004        590188108      $66,264.00       1004   SOLE
MICROSOFT CORP            com          600        594918104      $36,188.00        600   SOLE
MINNESOTA MINING & MFG CO com       405707        604059105  $36,970,050.00     405707   SOLE
MORGAN STANLEY DEAN WITTERcom           70        617446448       $6,401.00         70   SOLE
NABISCO HOLDING CORP CL A com          140        629526104       $7,525.00        140   SOLE
NEW HORIZONS WORLDWIDE    com          125        645526104       $1,500.00        125   SOLE
NOKIA                     com         1600        654902204      $63,700.00       1600   SOLE
NORTEL NETWORKS CORP NEW  com           98         65656810       $5,837.00         98   SOLE
NUVEEN DIVID ADVANTAGE MUNcom         1370        67066V101      $17,981.00       1370   SOLE
NUVEEN TEX QUALITY INCOME com         1000        670983105      $13,250.00       1000   SOLE
National Data Corp        com          100        635621105       $3,281.00        100   SOLE
PEPSICO INCORPORATED      com          600        713448108      $27,600.00        600   SOLE
PFIZER, INC.              com        29488        717081103   $1,325,095.00      29488   SOLE
PHARMACIA CORP COM        com          400        71713U102      $24,075.00        400   SOLE
PHILIP MORRIS             com       536699        718154107  $15,799,083.00     536699   SOLE
PHILIPS ELEC (NTHRLNDS)   com          120        718337504       $5,100.00        120   SOLE
PHILLIPS PETROLEUM        com          200        718507106      $12,550.00        200   SOLE
PRAZAIR INC               com           72        74005P104       $2,691.00         72   SOLE
PROCTER & GAMBLE          com       192786        742718109  $12,916,662.00     192786   SOLE
PUBLIC SVC NEW MEXICO     com            4        744499104         $104.00          4   SOLE
QWEST COMMUNICATIONS INTL com          574        749121109      $27,588.00        574   SOLE
RAYTHEON                  com           34        755111309         $931.00         34   SOLE
RAYTHEON COMPANY CLASS B  com         1000        755111408      $28,438.00       1000   SOLE
REDHOOK ALE               com          400        757473103         $675.00        400   SOLE
ROYAL DUTCH               com          475        780257804      $28,470.00        475   SOLE
SABRE HOLDINGS CP         com           18         78590510         $521.00         18   SOLE
SBC COMMUNICATIONS, INC.  com       472842        78387G103  $23,642,100.00     472842   SOLE
SCHERING PLOUGH           com         2290        806605101     $106,485.00       2290   SOLE
SCHLUMBERGER LTD          com           36        806857108       $2,963.00         36   SOLE
SEARS                     com          325        812387108      $10,537.00        325   SOLE
SIERRA PAC. RES. CORP NEW com          189        826482810       $3,402.00        189   SOLE
SMITHKLINE BEECHUM        com          550        832378301      $37,744.00        550   SOLE
SPRINT                    com          235        852061100       $6,888.00        235   SOLE
SPYDER                    com          926        78462F103     $132,997.00        926   SOLE
ST. PAUL COMPANIES        com           56        792860108       $2,762.00         56   SOLE
STAR TEK                  com          200        85569C107       $5,800.00        200   SOLE
STARBUCKS                 com         1600        855244109      $64,100.00       1600   SOLE
STILLWELL FINANCIAL       com          150        860831106       $6,525.00        150   SOLE
STORMEDIA INC CL A        com         1400        862221108           $1.00       1400   SOLE
SYMANTEC CORP             com          120        871503108       $5,280.00        120   SOLE
Sealed Air pfd Cl A       com          464        81211k209      $20,880.00        464   SOLE
TELMEX                    com          400        879403780      $21,275.00        400   SOLE
TEXACO                    com       145943        881694103   $7,662,008.00     145943   SOLE
TEXAS INSTRUMENTS         com          712        882508104      $33,598.00        712   SOLE
THERAGENICS CORP          com         2000        883375107      $13,000.00       2000   SOLE
TIME WARNER INC           com          234        887315109      $18,311.00        234   SOLE
TORCHMARK                 com          200        891027104       $4,950.00        200   SOLE
TRANSOCEAN OFFSHORE INC   com          107        893817106       $6,273.00        107   SOLE
TYCO INTERNAIONAL LIMITED com        15692        902124106     $814,023.00      15692   SOLE
UNITED PARCEL SERVICE CL Bcom          250        911312106      $14,094.00        250   SOLE
UNITED TECHNOLOGIES CORP. com         1028        913017109      $71,189.00       1028   SOLE
US BANCORP DEL            com         1000        902973106      $22,750.00       1000   SOLE
US INDUSTRIES             com            7        912080108          $70.00          7   SOLE
UTD HEALTHCARE CORP       com           55        910581107       $5,431.00         55   SOLE
VERIZON                   com        14860        92343V104     $719,781.00      14860   SOLE
VIACOM INC B              com           65        925524308       $3,803.00         65   SOLE
VISTEON                   com         1043        92839U107      $15,775.00       1043   SOLE
WAL MART STORES INC       com         2895        931142103     $139,322.00       2895   SOLE
WALT DISNEY               com         5402        254687106     $206,627.00       5402   SOLE
WASHINGTON MUTUAL INC     com           90        939322103       $3,583.00         90   SOLE
WASHINGTON POST COMPANY CLcom           25        939640108      $13,197.00         25   SOLE
WELLS FARGO & CO NEW      com         1900        949740104      $87,281.00       1900   SOLE
WILEY, JOHN & SONS CL A   com          400        968223206       $9,175.00        400   SOLE
WORLDCOM, INC.            com        13632         98157D10     $414,072.00      13632   SOLE
XEROX CORPORATION         com          495        984121103       $7,456.00        495   SOLE
XOMA CORP.                com         1100        G9825R107      $15,881.00       1100   SOLE
ZEBRA TECHNOLOGY CORP     com           90        989207105       $4,326.00         90   SOLE
                                                            $337,891,250.00

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